RELATED PARTY TRANSACTIONS - Disclosure of detailed information about management and board compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Related party transactions [abstract]
Salaries and consulting fees	$ 3,891	$ 2,757
Share-based compensation	3,713	2,555
Total key management compensation	$ 7,604	$ 5,312